Loss Per Share - Schedule of Weighted Average Number of Shares Used as Denominator (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Loss per share (cents per share)
Loss for the year attributable to the owners of Genetic Technologies Limited	$ (6,098,930)	$ (6,425,604)	$ (5,463,872)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	4,155,017,525	2,635,454,870	2,435,282,724